Basis of Semiannual Condensed Consolidated Financial Statements	6 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of Semiannual Condensed Consolidated Financial Statements	BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Description of Business
Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for MUFG Bank, Ltd. (formerly, The Bank of Tokyo-Mitsubishi UFJ, Ltd., “MUFG Bank” or “BK”), Mitsubishi UFJ Trust and Banking Corporation (“Mitsubishi UFJ Trust and Banking” or “TB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“Mitsubishi UFJ Securities Holdings” or “SCHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. Mitsubishi UFJ Securities Holdings is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“Mitsubishi UFJ Morgan Stanley Securities”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 17 for more information by business segment.
Basis of Financial Statements
The accompanying semiannual condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIEs”) (together, the “MUFG Group”), and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2021. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under U.S. GAAP has been omitted or condensed.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.